UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
(Exact name of registrant as specified in charter)

4551 Glencoe Avenue, Marine Del Rey, California 90292
(Address of principal executive offices)  (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2024

Semi-Annual Report
As of March 31, 2024 (unaudited)

Aspiration Redwood Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Redwood Fund (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The Aspiration Redwood Fund is distributed by Capital Investment Group, Inc., Member FINRA/SPIC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Aspiration Redwood Fund, including its principals, and Capital Investment Group, Inc.

Table of Contents
Schedule of Investments	………………………………………………………………………………	1
Statement of Assets and Liabilities	………………………………………………………………………………	3
Statement of Operations	………………………………………………………………………………	4
Statements of Changes in Net Assets	………………………………………………………………………………	5
Notes to Financial Statements	………………………………………………………………………………	7
Additional Information	………………………………………………………………………………	23

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Redwood Fund (the “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
An investor should consider the investment objectives, risks, and charges and expenses of the Fund before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.aspiration.com/policies or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing. Current and future holdings are subject to change and risk.

For More Information on the Aspiration Redwood Fund:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-773-3863.

Aspiration Redwood Fund
Schedule of Investments (unaudited)
As of March 31, 2024
	Shares	Value (Note 1)
Common Stocks - 96.28%
Communications - 6.95%
Alphabet Inc (a)	41,829	$ 6,313,251
Take-Two Interactive Software Inc (a)	29,937	4,445,345
		10,758,596
Consumer Discretionary - 10.38%
Aptiv PLC (a)	35,188	2,802,724
AZEK Co Inc/The (a)	83,387	4,187,695
Brunswick Corp/DE	27,663	2,670,033
Rivian Automotive Inc (a)	115,718	1,267,112
Starbucks Corp	20,537	1,876,876
TJX Cos Inc/The	32,221	3,267,854
		16,072,294
Consumer Staples - 10.03%
Costco Wholesale Corp	7,740	5,670,556
Dollar Tree Inc (a)	24,171	3,218,369
Estee Lauder Cos Inc/The	13,100	2,019,365
Sprouts Farmers Market Inc (a)	38,106	2,457,075
Target Corp	12,216	2,164,797
		15,530,162
Financials - 8.11%
Ameriprise Financial Inc	13,061	5,726,465
Marsh & McLennan Cos Inc	22,699	4,675,540
Voya Financial Inc	29,303	2,166,078
		12,568,083
Health Care - 15.73%
AbbVie Inc	13,307	2,423,205
Bio-Rad Laboratories Inc (a)	7,853	2,716,117
Dexcom Inc (a)	12,054	1,671,890
Eli Lilly & Co	6,633	5,160,209
Moderna Inc (a)	15,225	1,622,376
Option Care Health Inc (a)	35,506	1,190,871
UnitedHealth Group Inc	11,570	5,723,679
Vertex Pharmaceuticals Inc (a)	9,222	3,854,888
		24,363,235
Industrials - 8.92%
Bloom Energy Corp (a)	78,927	887,139
Emerson Electric Co	19,479	2,209,308
Hayward Holdings Inc (a)	92,571	1,417,262
Montrose Environmental Group Inc (a)	51,830	2,030,181
MSA Safety Inc	15,810	3,060,658
Regal Rexnord Corp	12,295	2,214,330
Waste Management Inc	9,410	2,005,742
		13,824,620
Materials - 3.93%
Ecolab Inc	10,284	2,374,575
International Flavors & Fragrances Inc	43,213	3,715,886
		6,090,461

See Notes to Financial Statements

Aspiration Redwood Fund
Schedule of Investments (unaudited)
As of March 31, 2024
	Shares	Value (Note 1)
Technology - 30.76%
Advanced Micro Devices Inc (a)	31,623	$ 5,707,635
Broadcom Inc	2,095	2,776,734
Cadence Design Systems Inc (a)	14,266	4,440,720
Fidelity National Information Services Inc	45,934	3,407,384
Micron Technology Inc	25,776	3,038,733
Microsoft Corp	27,869	11,725,046
ON Semiconductor Corp (a)	12,855	945,485
Salesforce Inc	10,817	3,257,864
ServiceNow Inc (a)	2,497	1,903,713
Visa Inc	24,095	6,724,433
Zoom Video Communications Inc (a)	26,427	1,727,533
Zscaler Inc (a)	10,308	1,985,630
		47,640,910
Utilities - 1.47%
American Water Works Co Inc	10,130	1,237,987
CMS Energy Corp	17,350	1,046,899
		2,284,886
Total Common Stocks (Cost $106,086,292)		149,133,247
Real Estate Investment Trust - 2.19%
Prologis Inc (Cost $2,263,621)		3,388,324
Short-Term Investment - 1.57%
Fidelity Treasury Portfolio - Class I, 5.21%(a) (Cost $2,425,628)		2,425,628
Investments, at Value (Cost $110,775,541) - 100.04%		154,947,199
Liabilities in Excess of Other Assets - (0.04)%		(57,352)
Net Assets - 100.00%		$154,889,847

(a)	Non-income producing investment
(b)	Represents 7-day effective SEC yield as of March 31, 2024.

Summary of Investments by Sector	% of Net Assets	Value
Common Stocks
Communications	6.95%	$ 10,758,596
Consumer Discretionary	10.38%	16,072,294
Consumer Staples	10.03%	15,530,162
Financials	8.11%	12,568,083
Health Care	15.73%	24,363,235
Industrials	8.92%	13,824,620
Materials	3.93%	6,090,461
Technology	30.76%	47,640,910
Utilities	1.47%	2,284,886
Real Estate Investment Trust	2.19%	3,388,324
Short-Term Investment	1.57%	2,425,628
Liabilities in Excess of Other Assets	(0.04%)	(57,352)
Total Net Assets	100.00%	$154,889,847

See Notes to Financial Statements

Aspiration Redwood Fund
Statement of Assets and Liabilities (unaudited)
As of March 31, 2024
Assets:
Investments, at value (cost $110,775,541)	$154,947,199
Cash	36,430
Dividends receivable	35,109
Interest receivable	2,500
Fund shares sold receivable	69,460
Prepaid expenses	11,112
Total assets	155,101,810
Liabilities:
Fund shares purchased payable	96,986
Accrued expenses:
Trustee fees	59,989
Custody fees	39,855
Professional fees	10,459
Shareholder fulfillment fees	3,943
Administration fees	487
Operational expenses	244
Total liabilities	211,963
Total Net Assets	$154,889,847
Net Assets Consist of:
Paid in capital	$108,639,194
Accumulated earnings	46,250,653
Total Net Assets	$154,889,847
Capital Shares Outstanding, no par value
(unlimited authorized shares)	8,562,503
Net Asset Value, Per Share	$18.09

See Notes to Financial Statements

Aspiration Redwood Fund
Statement of Operations (unaudited)
For the fiscal period ended March 31, 2024
Investment Income:
Dividends	$ 813,016
Interest	31,957
Total Investment Income	844,973
Expenses:
Transfer agent fees (note 2)	223,102
Trustee fees and meeting expenses (note 3)	76,680
Administration fees (note 2)	69,934
Custody fees	31,400
Professional fees	28,620
Registration and filing expenses	21,314
Fund accounting fees (note 2)	20,360
Compliance fees (note 2)	10,800
Shareholder fulfillment fees	5,835
Distribution and service fees (note 4)	3,239
Security pricing fees	3,132
Total Expenses	494,416
Fees waived by Advisor (note 2)	-
Net Expenses	494,416
Net Investment Income	350,557
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions	5,343,306
Net change in unrealized appreciation on investments	22,820,255
Net Realized and Unrealized Gain on Investments	28,163,561
Net Increase in Net Assets Resulting from Operations	$28,514,118

See Notes to Financial Statements

Aspiration Redwood Fund
Statements of Changes in Net Assets
For the fiscal periods ended
	March 31, 2024(a)	September 30, 2023
Operations:
Net investment income	$ 350,557	$ 650,429
Net realized gain (loss) from investment transactions	5,343,306	(2,959,440)
Net change in unrealized appreciation on investments	22,820,255	22,603,149
Net Increase in Net Assets Resulting from Operations	28,514,118	20,294,138
Distributions to Shareholders from Distributable Earnings	(652,343)	(3,012,515)
Capital Share Transactions:
Shares sold	6,557,888	15,205,481
Reinvested dividends and distributions	650,013	3,001,861
Shares repurchased	(13,171,601)	(22,621,797)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,963,700)	(4,414,455)
Net Increase in Net Assets	21,898,075	12,867,168
Net Assets:
Beginning of Year	132,991,772	120,124,604
End of Period	$154,889,847	$132,991,772
Share Information:
Shares sold	399,953	1,045,063
Shares from reinvested dividends and distributions	38,772	218,077
Shares repurchased	(799,180)	(1,549,131)
Net Decrease in Capital Shares	(360,455)	(285,991)
(a)	unaudited

See Notes to Financial Statements

Aspiration Redwood Fund
Financial Highlights
	March 31,		September 30,
For a share outstanding during each fiscal period ended	2024(d)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$14.90		$13.04	$17.22	$12.91	$12.81	$13.63

Income (Loss) from Investment Operations:
Net investment income	0.04		0.07	0.18	0.10	0.15	0.14
Net realized and unrealized gain (loss) on investments	3.22		2.12	(2.61)	4.21	1.15	0.06
Total from Investment Operations	3.26		2.19	(2.43)	4.31	1.30	0.20
Less Distributions From:
Net investment income	(0.07)		(0.12)	(0.22)	-	(0.58)	(0.12)
Net realized gains	-		(0.21)	(1.53)	-	(0.59)	(0.90)
Return of Capital	-		-	-	-	(0.03)	-
Total Distributions	(0.07)		(0.33)	(1.75)	-	(1.20)	(1.02)
Net Asset Value, End of Period	$18.09		$14.90	$13.04	$17.22	$12.91	$12.81
Total Return (a)	21.95%		17.00%	(16.52)%	33.38%	9.96%	2.95%
Net Assets, End of Period (in thousands)	$154,890		$132,992	$120,125	$140,062	$100,221	$84,597
Ratios of:
Gross Expenses to Average Net Assets	0.69%	(b)	0.80%	0.86%	0.87%	1.28%	1.50%
Net Expenses to Average Net Assets	0.69%	(b)	0.62%	0.50%	0.50%	0.50%	0.50%
Net Investment Income to Average Net Assets	0.49%	(b)	0.49%	1.20%	0.62%	0.78%	1.23%
Portfolio turnover rate	8.72%	(c)	30.75%	20.03%	33.31%	161.38%	135.10%
(a)
The Fund pays no fees to Aspiration Fund Adviser, LLC (the "Advisor") as compensation for management services. Investors in the Fund are clients of the Advisor. The Advisor has agreed not to receive fees from the advisory clients. Prior to December 18, 2023, advisory clients could pay the Advisor a fee in the amount they believed to be fair ranging from 0% to 2% of the value of their investment in the Fund. Assuming a maximum advisory fee of 2% was paid by an investor to the Advisor, the Total Return of an investment in the Fund would have been 19.95%, 15.00%, (18.52)%, 31.38%, 7.96%, and 0.95% for the periods or years ended March 31, 2024, September 30, 2023, September 30, 2022, September 30, 2021, September 30, 2020, and September 30, 2019, respectively.

(b)	Annualized
(c)	Not annualized
(d)	Unaudited

See Notes to Financial Statements

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

1.	Organization and Significant Accounting Policies
The Aspiration Redwood Fund (the “Fund”) is a series of the Aspiration Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is a diversified series of the Trust and commenced operations on November 16, 2015. The investment objective is to maximize total return, consisting of capital appreciation and current income. To achieve its investment objective, the Fund invests in, or seeks exposure to, companies based on various financial factors, as well as fundamental sustainability factors such as the environmental, social, and governance performance of such companies. The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers. The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, equity securities of real estate investment trusts (“REITS”), shares of investment companies, convertible securities, warrants, and rights. The Fund may purchase equity securities in an initial public offering (“IPO”) provided that the investment is consistent with the Fund’s investment strategy. The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”
Principles of Accounting
The Fund uses the accrual method of accounting for financial reporting purposes.
Net Asset Value
The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading. The Fund has one class of beneficial interests as of March 31, 2024.
Investment Valuation
Equity securities are generally valued by using market quotations but may be valued on the basis of prices furnished by a pricing service selected by the Advisor. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last available quotation. Fixed income securities, including short-term investments with maturities of less than 61 days when acquired, are normally valued on the basis of prices obtained from independent third-party pricing services selected by the Advisor, which are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities  and developments related to specific securities.  Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost.
The Board of Trustees, including the majority of the Trustees who are not “interested persons” of the Trust, as such term is defined in the 1940 Act, has designated the Advisor to serve as the “Valuation Designee” under Rule 2a-5 to perform fair value determinations subject to the Board’s oversight.  The Valuation Designee has designated certain individuals at the Advisor (the “Pricing Committee”) to carry out the Advisor’s responsibilities as Valuation Designee to the Trust.  When (i) market quotations are not readily available, or (ii) the validity of the price is otherwise questionable or unreliable, securities are valued as determined in good faith by the Valuation Designee, acting through its Pricing Committee, pursuant to policies and procedures approved by the Board of Trustees.
The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.
Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.
Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:
Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2024, for the Fund’s assets measured at fair value:
	Total	Level 1	Level 2	Level 3 (a)
Assets
Common Stocks (b)	$149,133,247	$149,133,247	$-	$-
Real Estate Investment Trust	3,388,324	3,388,324	-	-
Short-Term Investment	2,425,628	2,425,628	-	-
Total Assets	$154,947,199	$154,947,199	$-	$-

(a)	There were no Level 3 investments during the fiscal period ended March 31, 2024.
(b)	Refer to the Schedule of Investments for a breakdown by sector.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Expenses
The Fund bears expenses incurred specifically on its behalf. Currently, the Fund is the only fund of the Trust and therefore bears all of the Trust level expenses.
Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

2.	Risk Considerations
Management Risk. There is a risk that the investment strategies, techniques and risk analyses employed by the Sub-Adviser may not produce the desired results.  The Adviser believes that most of its clients will pay a reasonable and fair advisory fee.  If a significant number of clients do not pay an advisory fee for an extended period of time, the Adviser and the Sub-Adviser may not be able to continue to render services to the Fund.  If the Adviser is not able to pay Fund expenses required under the Fund’s expense limitation agreement, the Adviser may have to resign as adviser to the Fund or dissolve and liquidate the Fund. Dissolution or liquidation of the Fund may cause shareholders to liquidate or transfer their investments at inopportune times.
Market Risk. The Fund’s investments will face risks related to investments in securities in general and the daily fluctuations in the securities markets. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events, such as war, terrorism, environmental disasters or events, country instability, inflation/deflation, and infectious disease epidemics or pandemics.
Equity Securities Risk. The Fund may invest in equity securities. Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced.
Sustainability Risk.  The Sub-Adviser’s consideration of sustainability factors and the application of positive and negative screening processes may impact the Sub-Adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not consider sustainability factors or apply positive or negative screening processes, or that apply different sustainability criteria or screening processes. Consideration of sustainability factors and application of positive and negative screening processes is expected to impact the Fund’s exposure to risks associated with certain issuers, industries and sectors, which may impact the Fund’s investment performance. The Fund’s performance may at times be better or worse than the performance of similar funds that do not consider sustainability factors or apply positive or negative screening processes, or that apply different sustainability criteria or screening processes. “Sustainability” is not a uniformly defined characteristic and consideration of sustainability factors involves subjective assessment. The Fund’s investments are expected to include securities of issuers that derive revenue from non-sustainable activities. Sustainability information from third party data providers may be incomplete, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics.
Focused Investment Risk. There is a risk that investing in a select group of securities or securities in a particular sector could subject the Fund to greater risk of loss and could be considerably more volatile than the Fund’s primary benchmark or other mutual funds that are diversified across a greater number of securities or sectors.
Derivatives Risk. The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate, or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that counterparty to a derivative contract is unable or unwilling to meet its financial obligations). In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk, and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
Convertible Securities Risk. The Fund may invest in convertible securities.  Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.
Limited Capitalization Risk. There is a risk that securities of small capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies.  This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell those securities.  In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Portfolio Turnover Risk. The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Fund’s performance and may increase the likelihood of capital gains distributions.
IPOs Risk. The purchase of equity securities issued in IPOs may expose the Fund to the risks associated with companies that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the companies operate. The market for IPO shares may be volatile and share prices of newly public companies may fluctuate significantly over a short period of time.

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

Foreign Investing Risk. The Fund may invest in securities of non-U.S. issuers. Investments in non-U.S. issuers may be riskier than investments in U.S. issuers because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment, withholding taxes, a lack of adequate company information, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors.
Futures Risk. Use of futures contracts may cause the value of the Fund’s shares to be more volatile. Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.
Leverage Risk Associated with Financial Instruments Risk.  The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
Investment Company Risk. The price movement of an ETF may not correlate to the underlying index and may result in a loss. Closed-end funds may trade infrequently, with small volume, and at a discount to net asset value (“NAV”), which may affect the Fund’s ability to sell shares of the fund at a reasonable price. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs.  Finally, the Investment Company Act of 1940, as amended, imposes certain limitations on a fund’s investments in other investment companies. These limitations may limit the amount the Fund may invest in certain investment companies.
REITs Risk. The risk that the Fund’s performance will be affected by adverse developments to REITs and the real estate industry. REITs and underlying real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT’s performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
Cybersecurity Risk. As part of their business, the Adviser, the Sub-Adviser, and third-party service providers process, store, and transmit large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser, Sub-Adviser, third-party services providers, and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Adviser, Sub-Adviser, third-party service providers, or the Fund have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
3.	Transactions with Related Parties
Advisor
Under the Fund’s investment advisory agreement, the Fund pays no fees to the Advisor as compensation for management services. Only clients of the Advisor may invest in the Fund. These advisory clients must establish an advisory relationship and open an individual advisory account with the Advisor before investing in the Fund.  The Advisor has agreed not to receive fees from the advisory clients. Prior to December 18, 2023, advisory clients could pay the Advisor a fee in the amount they believed to be fair, ranging from 0% to 2% of the value of the account, to manage their individual advisory accounts.
The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (other than brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs, taxes, or extraordinary expenses, such as litigation and indemnification expenses) to not more than 0.95% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2025. There can be no assurance that the Expense Limitation Agreement will continue after that date. Prior to April 1, 2023, the expense limit was 0.50%.

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

Reimbursements and waivers of expenses by the Advisor are subject to repayment by the Fund within three years following the date on which waiver or reimbursement occurred if the Fund is able to make the repayment without exceeding the lesser of its current maximum operating expense limit or the maximum operating expense limit in place at the time of the waiver and/or reimbursement.  Please refer to the table below for a breakdown of the reimbursements and repayment periods.
Fiscal Year/Period End	Reimbursement Amount	Repayment Date Expiration
September 30, 2023	$240,819	September 30, 2026
September 30, 2022	$501,351	September 30, 2025
September 30, 2021	$480,413	September 30, 2024
As part of a management-led buyout, on February 11, 2024, Aspiration Partners Inc. (“Aspiration Partners”), the parent entity of the Advisor, and MFP Capital Group, Inc. (“MFP Capital Group”), the parent entity of Mission Investment Advisors LLC (the “New Adviser”), entered into a purchase agreement. Pursuant to this agreement, Aspiration Partners agreed to sell certain assets related to Aspiration Partners’ consumer finance business to MFP Capital Group, including the Aspiration brand and the intellectual property and technology held by Aspiration Partners (the “Transaction”), subject to the satisfaction of certain conditions set forth in the agreement.
In anticipation of the Transaction, at a meeting held on December 18, 2023, the Board of Trustees approved a new investment advisory agreement (the “New Advisory Agreement”) between Aspiration Funds, on behalf of the Fund, and the New Adviser, subject to approval by shareholders.  At the same meeting, the Board also approved an increase in the Fund’s expense limit from 0.95% to 1.35%, to take effect upon shareholder approval of the New Advisory Agreement and to continue through January 31, 2026.
If the New Advisory Agreement is approved by shareholders, the New Adviser will replace the Advisor as investment manager to the Fund.  The material terms of the New Advisory Agreement are identical to those of the current investment advisory agreement, except that the New Adviser would be entitled under the New Advisory Agreement to receive an advisory fee, quarterly in arrears, from the Fund at an annual rate of 0.50% of the Fund’s average daily net assets. The New Adviser would no longer receive fees from the individual advisory accounts and would instead receive its fee directly from the Fund, and investors would not be required to become advisory clients of the New Adviser.
Sub-Advisor
UBS Asset Management (Americas) Inc. (the “Sub-Advisor”) is responsible for management of the Fund’s investment portfolio according to the Fund’s investment objective, policies, and restrictions. The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor. The Sub-Advisor is entitled to receive an annual sub-advisory fee, paid by the Advisor – not the Fund – for advisory services provided to the Fund, according to a formula.
Distributor
Effective January 10, 2024, Capital Investment Group, Inc. (the "Distributor") serves as the Fund’s Principal underwriter and distributor. Prior to January 10, 2024, Aspiration Financial, LLC (the "Previous Distributor") served as the Fund's principal underwriter and distributor. For its services, the Previous Distributor was entitled to receive compensation from the Fund pursuant to the Previous Distributor’s fee arrangements with the Fund. The Fund paid $1,020 to the Previous Distributor for the fiscal period ended March 31, 2024.
Officers and Trustees of the Trust
As of March 31, 2024, certain officers of the Trust were also officers of the Administrator.
4.	Distribution and Service Fees
The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and related offering costs. For the fiscal period ended March 31, 2024, $3,239 in distribution and service fees were incurred by the Fund.
5.	Trustees and Officers
The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $40,000 per year, plus $10,000 that is donated to a charity for environmental causes in the Independent Trustee’s name. The Chairman of the Board also receives an additional $5,250 per year.

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

6.	Purchases and Sales of Investment Securities
For the fiscal period ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
$12,366,528	$21,020,100	$-	$-

7.	Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of March 31, 2024.
Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years ended September 30, 2021 through September 30, 2023, and during the fiscal period ended March 31, 2024, and determined the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended March 31, 2024, the Fund did not incur any interest or penalties.
Distributions during the fiscal year/period ended March 31, 2024 and September 30, 2023 were characterized for tax purposes as follows:
	March 31, 2024	September 30, 2023
Ordinary Income	$ 652,343	$1,123,921
Capital Gains	-	1,888,594
Total Distributions	$3,012,515	$3,012,515

At March 31, 2024, the tax-basis cost of investments and components of accumulated deficit were as follows:
Cost of Investments	$110,775,541

Gross Unrealized Appreciation	48,417,447
Gross Unrealized Depreciation	(4,245,789)
Net Unrealized Appreciation (Depreciation)	$ 44,171,658

8.	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2024, there were no control persons of the Fund.
9.	Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.
10.	Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

11.	Approval of Investment Advisory and Sub-Advisory Agreements

a.  Board Approval of Interim Advisory Agreement at November 25, 2023 Meeting

Certain shares of Aspiration Partners, the parent entity of the Advisor, were transferred on June 26, 2023. This transfer could be deemed an assignment of the Fund’s investment advisory agreement (the “Previous Advisory Agreement”) for purposes of the 1940 Act and therefore result in the automatic termination of the agreement.
To provide continuity in the operation of the Fund, on November 25, 2023, the Board of Trustees (the “Board” or “Trustees”) of the Fund approved an interim investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Initial Interim Advisory Agreement”).  Prior to the November 25, 2023 meeting, the Board requested, and the Advisor provided, information about the June 26, 2023 change of control. In considering whether to approve the Initial Interim Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary with respect to the Initial Interim Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and Advisor; (iii) the costs of the services to be provided and fall-out benefits to be realized by the Advisor and its affiliates from its relationship with the Fund; (iv) the profitability of the Advisor; and (v) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors.
In considering the Initial Interim Advisory Agreement, the Trustees took into consideration the information that had been provided to them throughout the year and, in particular, at their December 22, 2022 meeting, at which the Trustees most recently considered and approved the Previous Advisory Agreement. The Board also reviewed, among other things, a copy of the form of the Initial Interim Advisory Agreement, noting that it was substantially the same as the Previous Advisory Agreement, except for the effective and termination dates, a provision requiring that the advisory fees payable to the Advisor during the 150-day period following the June 26, 2023 change of control be held in escrow consistent with the requirements of Rule 15a-4, and other immaterial changes.
In deciding whether to approve the Initial Interim Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services. The Trustees noted that they had considered the responsibilities of the Advisor under the Previous Advisory Agreement and that those responsibilities would not change under the Initial Interim Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception; its procedures for overseeing the Sub-Advisor’s investment process and decisions, and assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets and assist in the distribution of the Fund’s shares. The Trustees also evaluated: the Advisor’s staffing, personnel, and methods of operation; the background and experience of the Advisor’s personnel; the Advisor’s compliance program; and the financial condition of the Advisor.  The Trustees also considered that the Advisor is expected to continue providing the same level of compliance operational support to the Fund under the Initial Interim Advisory Agreement.  After reviewing the foregoing information and further information from the Advisor, the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(ii)
Performance. The Trustees considered that they had previously compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., peer group averages provided by Broadridge); the consistency of the Advisor’s management of the Fund with its investment objective, policies and limitations; the short-term investment performance of the Fund; the Advisor’s experience overseeing the management of the Fund; and the Advisor’s historical investment performance.   Upon further consideration, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

(iii)
Fees and Expenses; Fall-out Benefits to the Advisor.  The Board considered the fees and expenses in connection with the Advisor’s management of the Fund, including any fall-out benefits derived by the Advisor and its affiliates resulting from its relationship with the Fund.  In considering the costs of the services provided by the Advisor and the benefits derived by the Advisor and its affiliates, the Trustees noted that the management fee for the Fund is 0% of average daily net assets, with shareholders being made up entirely of clients of the Advisor, and that those clients pay the Advisor directly, rather than through the Fund via a management fee charged to the Fund.  The Trustees noted that the clients of the Advisor may choose to pay the Advisor between 0% and 2%. The Trustees considered the Advisor’s staffing, personnel, and methods of operation; the background and experience of the Advisor’s personnel; the Advisor’s compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor’s by the principals of the Advisor; the asset levels of the Fund; the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor; and the nature and frequency of advisory fee payments. The Trustees also considered the potential benefits for the Advisor in managing the Fund, including the promotion of the Advisor’s name and the ability for the Advisor to place small accounts into the Fund. The Trustees considered that they had previously compared the fees and expenses of the Fund (including the management fees) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors, in connection with the approval of the Previous Advisory Agreement. Upon further consideration and discussion of the foregoing, the Board concluded that, due to the Advisor’s receipt of payment directly from its clients, the lack of fees to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability. The Trustees considered that they had previously reviewed the Advisor’s profitability in connection with its management of the Fund in connection with the renewal of the Previous Advisory Agreement, and they noted the Advisor’s representation that the management of the Fund was not profitable to the Advisor. The Board considered the quality of the Advisor’s service to the Fund, in connection with the Advisor’s “Pay What Is Fair” model.

(v)
Economies of Scale. The Trustees noted that the Fund does not have a traditional advisory fee. The Trustees noted that shareholders would benefit from their ability to individually allocate between 0.0% and 2.0% of the net asset value of their account per year as payment to the Advisor. The Trustees noted that, in connection with their review of the Previous Advisory Agreement, they had previously reviewed the Fund’s operational history (and noted that the size of the Fund had not provided an opportunity to realize economies of scale) and noted that the Fund was a relatively small size and economies of scale were unlikely to be achieved during the term of the Initial Interim Advisory Agreement. Following further discussion of the Fund’s asset levels and expectations for growth, the Board determined that the Fund’s fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board, including a majority of the Independent Trustees, approved the Initial Interim Advisory Agreement for the Fund.
b.  Board Approval of Initial Interim Sub-Investment Advisory Agreement at November 25, 2023 Meeting

As previously noted, a transfer of shares of Aspiration Partners, the parent entity of the Advisor, occurred on June 26, 2023. The transfer of shares could be deemed an assignment of the sub-investment advisory agreement between the Advisor and the Sub-Advisor, with respect to the Fund (the “Previous Sub-Investment Advisory Agreement”), for purposes of the 1940 Act and therefore resulting in the automatic termination of the agreement.
To provide continuity in the operation of the Fund, on November 25, 2023, the Board approved an interim sub-advisory agreement between the Advisor and the Sub-Advisor with respect to the Fund (the “Initial Interim Sub-Investment Advisory Agreement”).  In considering whether to approve the Initial Interim Sub-Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary with respect to the Initial Interim Sub-Investment Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Sub-Advisor; (ii) investment performance of the Fund and Sub-Advisor; (iii) the costs of the services provided and fall-out benefits realized by the Sub-Advisor and its affiliates from the relationship with the Fund; (iv) the profitability of the Sub-Advisor; and (v) the extent to which economies of scale are realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors.

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

In considering the Initial Interim Sub-Investment Advisory Agreement, the Trustees took into consideration the information that had been provided to them throughout the year and, in particular, at their December 22, 2022 meeting, at which the Trustees most recently considered and approved the Previous Sub-Investment Advisory Agreement. The Board reviewed the information prepared by the Sub-Advisor relating to the approval of the Initial Interim Sub-Investment Advisory Agreement, including the Sub-Advisor’s Form ADV, experience, profitability with respect to the Fund, financial strength and capability, and other pertinent information. The Board also reviewed, among other materials, the Sub-Advisor’s income statement, fee and performance comparisons.  The Board also reviewed a copy of the form of the Initial Interim Sub-Investment Advisory Agreement, noting that it was substantially the same as the Previous Sub-Investment Advisory Agreement, except for the effective and termination dates and other immaterial changes.
In deciding whether to approve the Initial Interim Sub-Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services. The Trustees noted that they had considered the responsibilities of the Sub-Advisor under the previous Sub-Investment Advisory Agreement and that those responsibilities would not change under the Initial Interim Sub-Investment Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities) and its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies, and limitations. The Trustees evaluated: the Sub-Advisor’s staffing, personnel, and methods of operating; the background and experience of the Sub-Advisor’s personnel; the Sub-Advisor’s compliance program; and the financial condition of the Sub-Advisor.

After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, the Sub-Advisor’s compliance program, and the Sub-Advisor’s Form ADV), the Board concluded that the nature, extent, and quality of the services being provided by the Sub-Advisor were satisfactory for the Fund.

(ii)
Performance. The Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., peer group averages provided by Broadridge). The Trustees also considered the consistency of the Sub-Advisor’s management of the Fund with its investment objective, policies and limitations. After reviewing the investment performance of the Fund, the Sub-Advisor’s experience managing the Fund, the Sub-Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Sub-Advisor was satisfactory. The Trustees evaluated the Sub-Adviser’s compliance program; the asset level of the Fund; and the overall expenses of the Fund.

(iii)
Fees and Expenses; Fall-out Benefits to the Sub-Advisor. The Trustees compared the fees for the Sub-Advisor to those of other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. The Trustees also considered potential benefits for the Sub-Advisor in managing the Fund, including promotion of the Sub-Advisor’s name and the potential for the Sub-Advisor to generate soft dollars from Fund trades that may benefit the Sub-Advisor’s other clients. Following discussion of the foregoing, the Board concluded that the fees to be paid by the Advisor to the Sub-Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability. With respect to the Sub-Advisor, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between the Advisor and the Sub-Advisor and will be paid by the Advisor and not the Fund.  As a result, the Board focused on the profitability of the Advisor with respect to the Fund and considered that they had previously reviewed the Advisor’s profitability in connection with its management of the Fund in connection with the renewal of the Previous Advisory Agreement.

(v)
Economies of Scale. The Board evaluated potential or anticipated economies of scale in relation to the services that the Sub-Advisor would provide to the Fund under the Previous Sub-Investment Advisory Agreement. The Trustees reviewed the Fund’s operational history and considered that the Fund was a relatively small size. The Board also considered the Sub-Advisor’s sub-advisory fee schedule and the existence of breakpoints. The Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale that are expected to be realized by the Sub-Advisor and noted that they will have the opportunity to periodically reexamine the appropriateness of the fee paid to the Sub-Advisor in light of any economies of scale experienced in the future.

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board, including a majority of the Independent Trustees, approved the Initial Interim Sub-Investment Advisory Agreement for the Fund.
c.  Board Approval of New Advisory Agreement at December 18, 2023 Meeting
As part of a management-led buyout, on February 11, 2024, Aspiration Partners, the parent entity of the Advisor, and MFP Capital Group, the parent entity of the New Adviser, entered into a purchase agreement. Pursuant to this agreement, Aspiration Partners agreed to sell certain assets related to Aspiration Partners’ consumer finance business to MFP Capital Group, including the Aspiration brand and the intellectual property and technology held by Aspiration Partners (the “Transaction”), subject to the satisfaction of certain conditions set forth in the agreement.  The Transaction, upon closing, could be deemed an assignment of the Previous Advisory Contract for purposes of the 1940 Act and therefore resulting in the automatic termination of the agreement.
At a meeting of the Board held on December 18, 2023, the Trustees approved a new investment advisory agreement (the “New Advisory Agreement”) with the New Adviser in anticipation of the Transaction.  Prior to the December 18, 2023 meeting, the Board requested, and the Advisor provided, information about the Transaction.  Representatives of the Advisor also provided an overview of the Transaction to, and responded to questions from, the Trustees. The Advisor also confirmed that the executive team and portfolio managers serving the Fund would not change as a result of the Transaction.  In considering whether to approve the New Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary with respect to the New Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by the New Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and fall-out benefits to be realized by the New Adviser and its affiliates from its relationship with the Fund; (iv) the projected profitability of the New Adviser; and (v) the extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect those economies of scale for the benefit of the Fund’s investors. The Trustees also noted that they had reviewed other pertinent information. The Board also reviewed, among other materials, a copy of the form of the New Advisory Agreement.
In deciding whether to approve the New Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services. The Trustees noted that they had considered the responsibilities of the Advisor under the Previous Advisory Agreement and that the responsibilities of the New Adviser under the New Advisory Agreement would be substantially the same. The Trustees also evaluated the anticipated staffing, personnel, and methods of operation and the financial condition of the New Adviser and the background and experience of its personnel.  After reviewing the foregoing information and other information provided by the New Adviser, the Board concluded that the New Adviser is capable of providing satisfactory investment management services for the Fund.

(ii)
Performance. The Board considered that all of the portfolio managers and other key investment personnel currently managing the Fund are expected to continue to do so following the Transaction. The Trustees considered the performance of the Fund over various historical periods and compared it with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., peer group averages provided by Broadridge). Based on this information, the Board concluded that the New Adviser, in supervising the Sub-Advisor, is capable of generating investment performance that is appropriate for the Fund in light of the Fund’s investment objective, policies and strategies.

(iii)
Fees and Expenses; Fall-out Benefits to the New Adviser.  The Board considered the proposed fees and expenses of the Fund in connection with the New Adviser’s management of the Fund under the New Advisory Agreement, including any fall-out benefits derived by the New Adviser and its affiliates resulting from its relationship with the Fund.  The Trustees considered the projected financial condition of the New Adviser; the level of commitment to the Fund and the New Adviser by the principals of the New Adviser; the asset levels of the Fund; the overall expenses of the Fund; and the nature and frequency of management fee payments. The Trustees reviewed financial projections for the New Adviser and discussed its financial stability following the Transaction. The Trustees also considered the potential benefits for the New Adviser in managing the Fund, including promotion of the New Adviser’s name. The Trustees concluded that other benefits derived by the New Adviser from its relationship with the Fund are reasonable and fair and consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees compared the fees and expenses of the Fund (including the management fees) to those of a peer group of other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. The Trustees discussed the changes to the Fund’s expense limit, including the nature and scope of such expenses. Upon further consideration and discussion of the foregoing, the Board concluded that the management fee to be paid by the Fund to the New Adviser was fair and reasonable in relation to the nature and quality of the services to be provided by the New Adviser and that it reflected charges that were within a range of what could have been negotiated at arm’s length.

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

(iv)
Profitability. The Trustees considered the projected profitability of the New Adviser in connection with the investment management services to be provided to the Fund under the New Advisory Agreement. The Trustees noted that the projected profitability of the New Adviser depends on its ability to enhance the attractiveness of the Fund to investors and distribution channels and that these goals may be difficult to achieve. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability, and that the Advisor believes that the Transaction is necessary for the Fund to be sustainable in the long term. The Board noted that the provision of services by the Advisor had not been profitable. Based on this information, the Board determined that the projected profitability of the New Adviser was not excessive.

(v)
Economies of Scale. The Board evaluated potential or anticipated economies of scale in relation to the services that the New Adviser would provide to the Fund under the New Advisory Agreement. The Board noted that at this time, the Fund was a relatively small size and economies of scale were unlikely to be achieved in the near future. The Trustees noted that the proposed fee structure under the New Advisory Agreement provides for a flat percentage rate, and that should assets under management grow to substantially higher levels, economies of scale may begin to take effect and benefit the New Adviser. The Board noted that at such future time, it may be appropriate for the Board to review the fee structure to determine whether the management fees as a percent of assets under management might be reduced.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board, including a majority of the Independent Trustees, approved the New Advisory Agreement for the Fund.
d.  Board Approval of New Sub-Investment Advisory Agreement at December 18, 2023 Meeting

As previously noted, as part of a management-led buyout, on February 11, 2024, Aspiration Partners, the parent entity of the Advisor, and MFP Capital Group, the parent entity of the New Adviser, entered into a purchase agreement.  The Transaction, upon closing, could be deemed an assignment of the sub-investment advisory agreement between the Advisor and the Sub-Advisor, with respect to the Fund, for purposes of the 1940 Act and therefore resulting in the automatic termination of the agreement.
At a meeting of the Board held on December 18, 2023, the Trustees approved a new sub-investment advisory agreement between the Advisor and the Sub-Advisor with respect to the Fund (the “New Sub-Investment Advisory Agreement”) in anticipation of the Transaction.  In considering whether to approve the New Sub-Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary with respect to the New Sub-Investment Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Sub-Advisor; (ii) investment performance of the Fund and Sub-Advisor; (iii) the costs of the services provided and fall-out benefits realized by the Sub-Advisor and its affiliates from the relationship with the Fund; (iv) the profitability of the Sub-Advisor; and (v) the extent to which economies of scale are realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors.
The Board reviewed the information prepared by the Sub-Advisor relating to the approval of the New Sub-Investment Advisory Agreement, including the Sub-Advisor’s Form ADV, experience, profitability with respect to the Fund, financial strength and capability, and other pertinent information. The Board also reviewed, among other materials, the Sub-Advisor’s income statement, fee and performance comparisons, and a copy of the New Sub-Investment Advisory Agreement.
In deciding whether to approve the New Sub-Investment Advisory Agreement, the Trustees considered numerous factors, including:

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

(i)
Nature, Extent, and Quality of Services. The Trustees noted that they had considered the responsibilities of the Sub-Advisor under the previous Sub-Investment Advisory Agreement and that those responsibilities would not change under the New Sub-Investment Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities) and its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies, and limitations. The Trustees evaluated: the Sub-Advisor’s staffing, personnel, and methods of operating; the background and experience of the Sub-Advisor’s personnel; the Sub-Advisor’s compliance program; and the financial condition of the Sub-Advisor.

After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, the Sub-Advisor’s compliance program, and the Sub-Advisor’s Form ADV), the Board concluded that the nature, extent, and quality of the services being provided by the Sub-Advisor were satisfactory for the Fund.

(ii)
Performance. The Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., peer group averages provided by Broadridge). The Trustees also considered the consistency of the Sub-Advisor’s management of the Fund with its investment objective, policies and limitations. After reviewing the investment performance of the Fund, the Sub-Advisor’s experience managing the Fund, the Sub-Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Sub-Advisor was satisfactory. The Trustees evaluated the Sub-Advisor’s compliance program; the asset level of the Fund; and the overall expenses of the Fund.

(iii)
Fees and Expenses; Fall-out Benefits to the Sub-Advisor. The Trustees compared the proposed fees for the Sub-Advisor to those of other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. The Trustees also considered potential benefits for the Sub-Advisor in managing the Fund, including promotion of the Sub-Advisor’s name and the potential for the Sub-Advisor to generate soft dollars from Fund trades that may benefit the Sub-Advisor’s other clients. Following discussion of the foregoing, the Board concluded that the fees to be paid by the New Adviser to the Sub-Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability. With respect to the Sub-Advisor, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between the New Adviser and the Sub-Advisor and will be paid by the New Adviser and not the Fund.  As a result, the Board focused on the projected profitability of the New Adviser with respect to the Fund.

(v)
Economies of Scale. The Board evaluated potential or anticipated economies of scale in relation to the services that the Sub-Advisor would provide to the Fund under the New Sub-Investment Advisory Agreement. The Trustees reviewed the Fund’s operational history and considered that the Fund was a relatively small size. The Board also considered the Sub-Advisor’s sub-advisory fee schedule and the existence of breakpoints. The Trustees concluded that the Fund’s proposed fee structure reflected an appropriate sharing of any efficiencies or economies of scale that are expected to be realized by the Sub-Advisor and noted that they will have the opportunity to periodically reexamine the appropriateness of the fee paid to the Sub-Advisor in light of any economies of scale experienced in the future.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board, including a majority of the Independent Trustees, approved the New Sub-Investment Advisory Agreement for the Fund.
e.  Board Approval of Second Interim Advisory Agreement at December 18, 2023 Meeting

At a meeting of the Board held on December 18, 2023, the Trustees approved a second interim investment advisory agreement (the “Second Interim Advisory Agreement”) with the Advisor.  In considering whether to approve the Second Interim Advisory Agreement, the Trustees noted that the primary goal of approving the Second Interim Advisory Agreement was to permit sufficient time to consider and approve the New Advisory Agreement.  The Trustees further reviewed and considered the information they deemed reasonably necessary with respect to the Second Interim Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and Advisor; (iii) the costs of the services to be provided and fall-out benefits to be realized by the Advisor and its affiliates from its relationship with the Fund; (iv) the profitability of the Advisor; and (v) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors.

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

In considering the Second Interim Advisory Agreement, the Trustees took into consideration the information that had been provided to them throughout the year and, in particular, at their December 22, 2022 meeting, at which the Trustees most recently considered and approved the Previous Advisory Agreement. The Board also reviewed, among other things, a copy of the form of the Second Interim Advisory Agreement, noting that it was substantially the same as the Initial Interim Advisory Agreement, except for the effective and termination dates.
In deciding whether to approve the Second Interim Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services. The Trustees noted that they had considered the responsibilities of the Advisor under the Previous Advisory Agreement and that those responsibilities would not change under the Second Interim Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception; its procedures for overseeing the Sub-Advisor’s investment process and decisions, and assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets and assist in the distribution of the Fund’s shares. The Trustees also evaluated: the Advisor’s staffing, personnel, and methods of operation; the background and experience of the Advisor’s personnel; the Advisor’s compliance program; the financial condition of the Advisor; and the potential impact of the Transaction on the nature, extent and quality of services provided by the Advisor.  The Trustees also considered that the Advisor is expected to continue providing the same level of compliance operational support to the Fund under the Second Interim Advisory Agreement.  After reviewing the foregoing information and further information from the Advisor, the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(ii)
Performance. The Trustees considered that they had previously compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., peer group averages provided by Broadridge); the consistency of the Advisor’s management of the Fund with its investment objective, policies and limitations; the short-term investment performance of the Fund; the Advisor’s experience overseeing the management of the Fund; and the Advisor’s historical investment performance. Upon further consideration, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

(iii)
Fees and Expenses; Fall-out Benefits to the Advisor.  The Board considered the fees and expenses in connection with the Advisor’s management of the Fund, including any fall-out benefits derived by the Advisor and its affiliates resulting from its relationship with the Fund.  In particular, the Trustees noted that the Advisor would not be entitled to management fees from the Fund or its clients under the Second Interim Advisory Agreement. The Trustees considered the Advisor’s staffing, personnel, and methods of operation; the background and experience of the Advisor’s personnel; the Advisor’s compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor’s by the principals of the Advisor; the asset levels of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor. The Trustees also considered the potential benefits for the Advisor in managing the Fund, including the promotion of the Advisor’s name and the ability for the Advisor to place small accounts into the Fund. The Trustees considered that they had previously compared the fees and expenses of the Fund (including the management fees) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors, in connection with the approval of the Previous Advisory Agreement. Upon further consideration and discussion of the foregoing, the Board concluded that the lack of fees to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that, because the lack of fees is required by SEC staff guidance, it reflected charges that were better than what could have been negotiated at arm’s length.

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

(iv)
Profitability. The Trustees considered that they had previously reviewed the Advisor’s profitability in connection with its management of the Fund in connection with the renewal of the Previous Advisory Agreement. In considering the profitability of the Advisor, the Trustees noted that the Advisor would not be entitled to management fees from the Fund or its clients under the Second Interim Advisory Agreement.

(v)
Economies of Scale. The Trustees noted that, in connection with their review of the Previous Advisory Agreement, they had previously reviewed the Fund’s operational history (and noted that the size of the Fund had not provided an opportunity to realize economies of scale) and noted that the Fund was a relatively small size and economies of scale were unlikely to be achieved during the term of the Second Interim Advisory Agreement. In considering economies of scale, the Trustees also noted that the Advisor would not be entitled to management fees from the Fund or its clients under the Second Interim Advisory Agreement. Following further discussion of the Fund’s asset levels and expectations for growth, the Board determined that the Fund’s fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board, including a majority of the Independent Trustees, approved the Second Interim Advisory Agreement for the Fund.

f.  Board Approval of Second Interim Sub-Investment Advisory Agreement at December 18, 2023 Meeting

At a meeting of the Board held on December 18, 2023, the Trustees approved a second interim sub-investment advisory agreement (the “Second Interim Sub-Investment Advisory Agreement”) with the Sub-Advisor.  In considering whether to approve the Second Interim Sub-Investment Advisory Agreement, the Trustees noted that the primary goal of approving the Second Interim Sub-Investment Advisory Agreement was to permit sufficient time to consider and approve the New Sub-Investment Advisory Agreement.  The Trustees further reviewed and considered the information they deemed reasonably necessary with respect to the Second Interim Sub-Investment Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Sub-Advisor; (ii) the investment performance of the Fund and Sub-Advisor; (iii) the costs of the services to be provided and fall-out benefits to be realized by the Sub-Advisor and its affiliates from its relationship with the Fund; (iv) the profitability of the Sub-Advisor; and (v) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors.
In considering the Second Interim Sub-Investment Advisory Agreement, the Trustees took into consideration the information that had been provided to them throughout the year and, in particular, at their December 22, 2022 meeting, at which the Trustees most recently considered and approved the Previous Sub-Investment Advisory Agreement.
The Board reviewed the information prepared by the Sub-Advisor relating to the approval of the Second Interim Sub-Investment Advisory Agreement, including the Sub-Advisor’s Form ADV, experience, profitability with respect to the Fund, financial strength and capability, and other pertinent information. The Board also reviewed, among other materials, the Sub-Advisor’s income statement, fee and performance comparisons.  The Board also reviewed, among other things, a copy of the form of the Second Interim Sub-Investment Advisory Agreement, noting that it was substantially the same as the Initial Interim Sub-Investment Advisory Agreement, except for the effective and termination dates.
In deciding whether to approve the Second Interim Sub-Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services. The Trustees noted that they had considered the responsibilities of the Sub-Advisor under the Previous Sub-Investment Advisory Agreement and that those responsibilities would not change under the Second Interim Sub-Investment Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and investment decisions with respect to portfolio securities) and its procedures for formulating investment decisions  and assuring compliance with the Fund’s investment objectives, policies and limitations. The Trustees also evaluated: the Sub-Advisor’s staffing, personnel, and methods of operation; the background and experience of the Sub-Advisor’s personnel; the Sub-Advisor’s compliance program; and the financial condition of the Sub-Advisor.

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, the Sub-Advisor’s compliance program, and the Sub-Advisor’s Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory for the Fund.

(ii)
Performance. The Trustees considered that they had previously compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., peer group averages provided by Broadridge); the consistency of the Sub-Advisor’s management of the Fund with its investment objective, policies and limitations; the short-term investment performance of the Fund; the Sub-Advisor’s experience managing the Fund; the Sub-Advisor’s historical investment performance; and other factors. Upon further consideration, the Board concluded that the investment performance of the Fund and the Sub-Advisor was satisfactory.

(iii)
Fees and Expenses; Fall-out Benefits to the Sub-Advisor.  The Trustees considered that they had previously compared the fees and expenses of the Fund (including the management fees) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors, in connection with the approval of the Previous Sub-Investment Advisory Agreement. The Trustees also considered potential benefits for the Sub-Advisor in managing the Fund, including promotion of the Sub-Advisor’s name and the potential for the Sub-Advisor to generate soft dollars from Fund trades that may benefit the Sub-Advisor’s other clients. Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid by the Adviser to the Sub-Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that that they reflected charges that were within the range of what could have been negotiated at arm’s length.

(iv)
Profitability. With respect to the Sub-Advisor, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between the Advisor and the Sub-Advisor and will be paid by the Advisor and not the Fund.  As a result, the Board focused on the profitability of the Advisor with respect to the Fund and considered that they had previously reviewed the Advisor’s profitability in connection with its management of the Fund in connection with the renewal of the Previous Investment Advisory Agreement.

(v)
Economies of Scale. The Trustees noted that, in connection with their review of the Previous Sub-Investment Advisory Agreement, they had previously evaluated potential or anticipated economies of scale in relation to the services that the Sub-Advisor would provide to the Fund under the Previous Sub-Investment Advisory Agreement; reviewed the Fund’s operational history and considered that the Fund was a relatively small size; and the Sub-Advisor’s sub-advisory fee schedule and the existence of breakpoints. Following further discussion of the Fund’s asset levels and expectations for growth, the Trustees concluded that the Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale that are expected to be realized by the Sub-Advisor and noted that they will have the opportunity to periodically reexamine the appropriateness of the fee paid to the Sub-Advisor in light of any economies of scale experienced in the future.

Based upon all of the foregoing considerations, and after further discussion and careful review, the Board, including a majority of the Independent Trustees, approved the Second Interim Sub-Investment Advisory Agreement for the Fund.

g.  Board Approval of Second Interim Advisory Agreement and Second Interim Sub-Investment Advisory Agreement Extension at March 18, 2024 Meeting

To provide continuity in the operation of the Fund, at a Meeting held on March 18, 2024, the Board approved extensions of the terms of the Second Interim Advisory Agreement and Second Interim Sub-Investment Advisory Agreement (the “Second Interim Agreements”), respectively, to May 16, 2024. In considering the extensions, the Trustees took into consideration information provided at the meeting and their prior deliberations and conclusions in approving the Second Interim Agreements at their December 18, 2023 meeting. After careful consideration, the Board, including a majority of the Independent Trustees, determined that approval of the extensions was in the best interest of the Fund and its shareholders and approved the extensions.

Aspiration Redwood Fund
Notes to Financial Statements (unaudited)
As of March 31, 2024

12.	Liquidity Risk Management Program
Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940 requires a mutual fund to adopt a liquidity risk management program (“Program”) and disclose information about the operation and effectiveness of its Program in its reports to shareholders.
Under the Program, each of the Fund’s portfolio investments are classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.
In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from November 1, 2022, through October 31, 2023.  During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

Aspiration Redwood Fund
Additional Information (unaudited)
As of March 31, 2024

1.	Proxy Voting Policies and Voting Record
A copy of the policies and procedures used to determine how to vote proxies relating to portfolio securities of the Fund is included as Appendix A to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-683-8529, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the Fund at 800-683-8529.
3.	Tax Information
We are required to advise you within 60-days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended March 31, 2024.
During the fiscal period ended March 31, 2024, the Fund paid $652,343 in income distributions. There were no long-term capital gain distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023, through March 31, 2024.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Value 10/1/2023	Ending Value 3/31/2024	Expense Paid During Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,219.50	$3.82	0.69%
Hypothetical	1,000.00	1,043.11	3.52	0.69%
*	Expenses are equal to the Fund’s annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Aspiration Redwood Fund
is a series of
The Aspiration Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Aspiration Fund Adviser, LLC
116 South Franklin Street	4551 Glencoe Avenue
Post Office Box 69	Marina Del Rey, CA 90292
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-683-8529

World Wide Web at:	World Wide Web at:

ncfunds.com	aspiration.com

(b)	Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.
Item 11.	CONTROLS AND PROCEDURES.

(a)
The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Timothy Newell
Date: June 3, 2024	Timothy Newell President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Timothy Newell
Date: June 3, 2024	Timothy Newell President and Principal Executive Officer

/s/ Matthew Bergin
Date: June 3, 2024	Matthew Bergin Principal Financial Officer